Cover Page	3 Months Ended
Mar. 31, 2022
Document Information [Line Items]
Document Type	F-1/A
Amendment Flag	true
Entity Registrant Name	MCLOUD TECHNOLOGIES CORP.
Entity Central Index Key	0001756499
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 4 (this “Amendment”) to the Registration Statement on Form F-1 of mCloud Technologies Corp. (Registration No. 333-264859) (the “Registration Statement”) is being filed solely for the purpose of filing the Inline eXtensible Business Reporting Language (XBRL) exhibits as indicated in Part II, Item 8 of this Amendment. Accordingly, Part I and the balance of Part II of the Registration Statement are unchanged.